Commitments and Contingencies (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Schedule of Commitments and Contingencies [Line Items]
Restricted net assets of consolidated subsidiaries	$ 1,318,000,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Fixed Price Contract Trains 1 Through 4 [Member]
Schedule of Commitments and Contingencies [Line Items]
Contract volumes, in MMBtu	834,000,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Fixed Price Contract Train 5 [Member]
Schedule of Commitments and Contingencies [Line Items]
Contract volumes, in MMBtu	196,000,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Bechtel EPC Contract - Train One And Two [Member]
Schedule of Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	3,900,000,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Bechtel EPC Contract - Train One And Two [Member] | Maximum [Member]
Schedule of Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	30,000,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Bechtel EPC Contract - Train Three And Four [Member]
Schedule of Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Amount	3,800,000,000
Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] | Bechtel EPC Contract - Train Three And Four [Member] | Maximum [Member]
Schedule of Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	$ 30,000,000